Investment property	6 Months Ended
Dec. 31, 2018
Investment property
Investment property

15Investment property

Total £’000
At 1 July 2018
Cost	19,769
Accumulated depreciation and impairment	(5,933)

Net book amount	13,836

Six months ended 31 December 2018
Opening net book amount	13,836
Depreciation charge	(64)

Closing net book amount	13,772

At 31 December 2018
Cost	19,769
Accumulated depreciation and impairment	(5,997)

Net book amount	13,772

At 1 July 2017
Cost	19,769
Accumulated depreciation and impairment	(5,803)

Net book amount	13,966

Six months ended 31 December 2017
Opening net book amount	13,966
Depreciation charge	(65)

Closing net book amount	13,901

At 31 December 2017
Cost	19,769
Accumulated depreciation and impairment	(5,868)

Net book amount	13,901

Management obtained an external valuation report carried out in accordance with the Royal Institution of Chartered Surveyors (“RICS”) Valuation - Professional Standards, January 2014 as of 30 June 2018 which supported the carrying value of investment property as of that date and consequently there were no changes to the net book amount. Management has considered the carrying amount of investment property as of 31 December 2018 and concluded that, as there are no indicators of impairment, an impairment test is not required. The external valuation was carried out on the basis of Market Value, as defined in the RICS Valuation — Professional Standards, January 2014. Fair value of investment property is determined using inputs that are not based on observable market data, consequently the asset is categorized as Level 3 (see note 30.3).